Long term debt (Detail Textuals) (USD $)	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Merck and Co Inc [Member]	Dec. 31, 2010 Merck and Co Inc [Member]	Dec. 10, 2010 Settlement Of Debt [Member]	Dec. 10, 2012 Settlement Of Debt [Member]	Dec. 31, 2012 Final Settlement [Member]	Dec. 31, 2012 Subsequent Event [Member] Final Settlement [Member]	Dec. 10, 2012 Prior To Year End [Member] Settlement Of Debt [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 100,000,000
Line of Credit Facility, Annual Borrowing Capacity				25,000,000
Line of Credit Facility, Increase, Additional Borrowings		0	0	25,000,000	25,000,000
Long-term debt	0	25,000,000					50,000,000
Interest on Debt Instrument Forgiven		0					2,000,000			718,000
Repayment of long-term debt (note 11)	7,000,000	0	0						13,000,000	7,000,000
Remaining Settlement Amount To Be Paid							13,000,000
Long-term Debt, Fair Value								13,000,000
Gain on settlement of debt (note 10)	11,218,000	0	0						20,834,000	11,218,000
Debt Instrument, Interest Rate Terms	LIBOR plus 8%
Debt Instrument Settlement Amount							20,000,000
Extinguishment of Debt, Amount						$ 50,000,000			$ 32,500,000	$ 17,500,000